Investee Companies and Other Investments - Schedule of Information on Operating Results (Details) - Ellomay Luzon Energy [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information on Operating Results [Line Items]
Rate of ownership	50.00%	50.00%
Income for the year	€ 23,067	€ 8,807
Company’s share	11,534	4,404
Elimination of interest on loan from related party	0	308
Other adjustments	(472)	(392)
Company’s share of income of investee	€ 11,062	€ 4,320